LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Total operating lease expenses	$ 15,634	$ 16,956
Short term lease expenses	1,219	3,363
Impairment loss for operating lease right-of-use assets	54	$ 0
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases (1)	14,535
Right-of-use assets obtained in exchange for new lease obligations:	$ 20,465
Weighted average remaining lease term	8 years 6 months 10 days
Weighted average discount rate	6.32%
Lease concessions, COVID-19	$ 1,193